Long-Term Investments (Details) - Schedule of statements of operation - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 8,808	$ 12,339
Gross profit	6,133	7,080
Net loss	(498,940)	(220,855)
Share of losses from investments accounted for using the equity method		(47,791)
Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(149,480)	(95,395)
Share of losses from investments accounted for using the equity method